Segment Information (Details) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information
Number of business segments | segment													3
Summary of Operations
Net interest income	$ 107	$ 103	$ 97	$ 83	$ 87	$ 80	$ 77	$ 79	$ 76	$ 73	$ 73	$ 65	$ 390	$ 323	$ 287
Net gain on loan sales	79	75	66	48	57	94	90	75	46	68	83	91	268	316	288
Other noninterest income													202	171	182
Total net interest income and noninterest income													860	810	757
Benefit (provision) for loan losses	(2)	(2)	1	(3)	(1)	(7)	3	13	1	1	13	4	(6)	8	19
Compensation and benefits													(299)	(269)	(237)
Other noninterest expense													(344)	(291)	(299)
Total noninterest expense	(178)	(171)	(154)	(140)	(142)	(142)	(139)	(137)	(129)	(131)	(138)	(138)	(643)	(560)	(536)
Income (loss) before overhead allocations and income taxes	51	60	60	40	42	87	69	60	45	71	74	50	211	258	240
Overhead allocations													0	0	0
Benefit (provision) for income taxes	(96)	(20)	(19)	(13)	(14)	(30)	(22)	(21)	(12)	(24)	(28)	(18)	(148)	(87)	(82)
Net income	$ (45)	$ 40	$ 41	$ 27	$ 28	$ 57	$ 47	$ 39	$ 33	$ 47	$ 46	$ 32	63	171	158
Average balances
Loans held-for-sale													4,146	3,134	2,188
Loans with government guarantees													290	435	633
Loans held-for-investment													6,511	5,815	5,076
Total assets													15,846	13,907	11,956
Deposits													8,907	8,762	7,877
Community Banking
Summary of Operations
Net interest income													238	206	171
Net gain on loan sales													(10)	6	(15)
Other noninterest income													31	28	25
Total net interest income and noninterest income													259	240	181
Benefit (provision) for loan losses													(4)	10	19
Compensation and benefits													(62)	(56)	(47)
Other noninterest expense													(92)	(89)	(86)
Total noninterest expense													(154)	(145)	(133)
Income (loss) before overhead allocations and income taxes													101	105	67
Overhead allocations													(41)	(35)	(27)
Benefit (provision) for income taxes													(21)	(24)	(14)
Net income													39	46	26
Average balances
Loans held-for-sale													16	66	40
Loans with government guarantees													0	0	0
Loans held-for-investment													6,475	5,809	4,986
Total assets													6,544	5,906	4,972
Deposits													7,454	7,151	6,674
Mortgage Originations
Summary of Operations
Net interest income													129	90	80
Net gain on loan sales													278	310	303
Other noninterest income													92	43	93
Total net interest income and noninterest income													499	443	476
Benefit (provision) for loan losses													(4)	(2)	0
Compensation and benefits													(100)	(81)	(73)
Other noninterest expense													(163)	(123)	(108)
Total noninterest expense													(263)	(204)	(181)
Income (loss) before overhead allocations and income taxes													232	237	295
Overhead allocations													(63)	(54)	(66)
Benefit (provision) for income taxes													(59)	(64)	(80)
Net income													110	119	149
Average balances
Loans held-for-sale													4,130	3,068	2,148
Loans with government guarantees													290	435	633
Loans held-for-investment													7	6	4
Total assets													5,414	4,435	3,553
Deposits													0	0	0
Mortgage Servicing
Summary of Operations
Net interest income													11	21	4
Net gain on loan sales													0	0	0
Other noninterest income													66	60	61
Total net interest income and noninterest income													77	81	65
Benefit (provision) for loan losses													0	0	0
Compensation and benefits													(16)	(15)	(15)
Other noninterest expense													(61)	(63)	(73)
Total noninterest expense													(77)	(78)	(88)
Income (loss) before overhead allocations and income taxes													0	3	(23)
Overhead allocations													(23)	(23)	(20)
Benefit (provision) for income taxes													8	7	15
Net income													(15)	(13)	(28)
Average balances
Loans held-for-sale													0	0	0
Loans with government guarantees													0	0	0
Loans held-for-investment													0	0	0
Total assets													36	28	52
Deposits													1,453	1,611	1,203
Other
Summary of Operations
Net interest income													12	6	32
Net gain on loan sales													0	0	0
Other noninterest income													13	40	3
Total net interest income and noninterest income													25	46	35
Benefit (provision) for loan losses													2	0	0
Compensation and benefits													(121)	(117)	(102)
Other noninterest expense													(28)	(16)	(32)
Total noninterest expense													(149)	(133)	(134)
Income (loss) before overhead allocations and income taxes													(122)	(87)	(99)
Overhead allocations													127	112	113
Benefit (provision) for income taxes													(76)	(6)	(3)
Net income													(71)	19	11
Average balances
Loans held-for-sale													0	0	0
Loans with government guarantees													0	0	0
Loans held-for-investment													29	0	86
Total assets													3,852	3,538	3,379
Deposits													0	0	0
Intersegment Eliminations
Summary of Operations
Total net interest income and noninterest income													0	0	0
Intersegment Eliminations | Community Banking
Summary of Operations
Total net interest income and noninterest income													(6)	(3)	(15)
Intersegment Eliminations | Mortgage Originations
Summary of Operations
Total net interest income and noninterest income													4	(1)	7
Intersegment Eliminations | Mortgage Servicing
Summary of Operations
Total net interest income and noninterest income													19	23	20
Intersegment Eliminations | Other
Summary of Operations
Total net interest income and noninterest income													$ (17)	$ (19)	$ (12)